Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-based payment arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation
The Company incurred share-based compensation expenses of $205 million, $187 million, and $148 million during the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the additional paid-in capital related to the share proceeds, including withholding tax, amounted to $5 million and $1 million, respectively. The Company incurred $4 million, $2 million and $21 million of payroll taxes associated with the share-based compensation expense for the years ended December 31, 2025, 2024 and 2023, respectively.
As of December 31, 2025 and 2024, the Company has 3.6 million shares available for future grants under the 2018 Share Incentive Plan (as described below).
As of December 31, 2025 and 2024, the Company has 12.0 million shares and 14.7 million shares respectively, available for future grant under the 2021 Equity Compensation Plan.
RSUs
In 2025 and 2024, the Company granted RSUs under the 2021 Equity Compensation Plan. The RSUs have a time-based vesting requirement, which provides that the RSUs will generally vest in three annual installments, with 33.3% vesting on each one-year anniversary of the vesting commencement date subject to the employee’s continued employment with the Company.

	Number of RSUs (in millions)	Weighted average grant date fair value
Outstanding as of December 31, 2023	4.1	$58.87
Granted	3.5	$52.37
Forfeited	(0.3)	$54.64
Vested	(2.2)	$56.82
Outstanding as of December 31, 2024	5.1	$55.57
Granted	6.8	$36.25
Forfeited	(0.5)	$45.12
Vested	(2.7)	$55.70
Outstanding as of December 31, 2025	8.7	$41.09
As of December 31, 2025, 2024 and 2023, there was $169 million, $115 million and $107 million, respectively, of total unrecognized compensation cost related to outstanding RSUs.
PSUs
In 2025 and 2024, the Company granted performance stock units (“PSUs”) under the 2021 Equity Compensation Plan to certain senior level employees. Each PSU represents a contingent right to receive shares of the Company’s stock if the Company meets certain performance measures over the requisite performance period. The PSU awards entitle recipients to receive, upon vesting, a number of shares that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions over a three year performance period.

	Number of PSUs (in millions)	Weighted average grant date fair value
Outstanding as of December 31, 2023	1.2	$69.96
Granted	0.8	$53.50
Forfeited	—	$69.88
Vested	(0.2)	$70.23
Outstanding as of December 31, 2024	1.8	$62.46
Granted	1.6	$36.88
Forfeited	(0.2)	$48.13
Vested	(0.2)	$63.76
Outstanding as of December 31, 2025	3.0	$47.04
The Company uses the Monte Carlo simulation model to estimate the fair value of the PSUs at the date of grant. The equity volatility was determined based on the historical volatility of comparable publicly traded companies over a look-back period of 2.83 years in 2025 and 2.84 years in 2024, commensurate with the remaining term of the PSUs. The risk-free interest rate is based on the United States Treasury with a remaining term equivalent to the remaining performance measurement period. Dividends are not paid on the Company’s stock.
The assumptions used to value the Company’s PSUs granted during the period presented and their expected lives were as follows:

	December 31, 2025	December 31, 2024
Expected volatility	45.12%	49.10%
Risk-free interest rate	3.90%	4.48%
Compensation expense is recognized for the PSU awards based on a graded attribution basis over the vesting period. As of December 31, 2025 and 2024, there was $65 million and $36 million, respectively, of total unrecognized compensation expense related to the PSUs.
ESPP
In connection with, and prior to the consummation of the Company's initial public offering in 2021, the Company's Board of Directors adopted the GLOBALFOUNDRIES Inc. 2021 Employee Stock Purchase Plan (the “ESPP”). The ESPP is administered by the Company's Board of Directors or, as applicable, its delegate (the “ESPP Administrator”).
The ESPP provides eligible employees with an opportunity to purchase ordinary shares through payroll deduction of up to 10.0% of their eligible compensation. A participant may purchase a maximum of 2,500 ordinary shares during a purchase period. Amounts deducted and accumulated by the participant are used to purchase ordinary shares at the end of each six-month purchase period. Participants in the ESPP receive a one-time grant of 50 RSUs upon enrollment in the ESPP. The Company matches 20.0% of each employee’s contributions on an after-tax basis.
Subject to certain equitable adjustments in connection with certain events affecting the outstanding ordinary shares reserved for issuance as awards, the maximum aggregate number of ordinary shares that may be issued or transferred under the ESPP with respect to awards is 7.5 million ordinary shares; provided that the share reserve under the ESPP will, unless otherwise determined by the Board of Directors, automatically increase on January 1 of each year for 8 years commencing on January 1, 2023 and ending on (and including) January 1, 2031 in an amount equal to 0.25% of the total number of ordinary shares outstanding on December 31 of the preceding year. In no event will the number of ordinary shares that may be issued or transferred pursuant to rights granted under the ESPP exceed 18.8 million, in the aggregate, subject to the adjustments described above.
During the year ended December 31, 2025, the Company issued 0.8 million shares under this plan reflecting employees’ contributions and the 20.0% Company match.